Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
Evolved U.S. Technology ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.
(a)
............... 367 $ 53,376
L3Harris Technologies, Inc. ............ 259 63,836
117,212
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc. . 572 55,970
FedEx Corp. ...................... 400 64,112
120,082
Banks — 0.4%
JPMorgan Chase & Co. .............. 2,508 315,707
Biotechnology — 0.0%
Incyte Corp.
(a)
..................... 451 33,527
Building Products — 0.0%
Allegion plc ....................... 269 28,183
Capital Markets — 2.2%
Blackstone, Inc., Class A, NVS .......... 818 74,553
Cboe Global Markets, Inc. ............. 440 54,780
CME Group, Inc., Class A ............. 1,496 259,257
Coinbase Global, Inc., Class A
(a)
......... 1,288 85,330
FactSet Research Systems, Inc. ......... 220 93,608
Interactive Brokers Group, Inc., Class A .... 264 21,160
Intercontinental Exchange, Inc. ......... 2,552 243,895
Invesco Ltd. ...................... 1,036 15,872
MarketAxess Holdings, Inc. ............ 132 32,213
Moody's Corp. ..................... 572 151,506
MSCI, Inc. ....................... 528 247,558
Nasdaq, Inc. ...................... 1,452 90,372
Robinhood Markets, Inc., Class A
(a)
....... 3,611 42,176
S&P Global, Inc. ................... 1,616 519,140
SEI Investments Co. ................. 528 28,670
Tradeweb Markets, Inc., Class A ......... 1,278 70,392
2,030,482
Commercial Services & Supplies — 0.1%
(a)
Copart, Inc. ....................... 528 60,730
KAR Auction Services, Inc. ............ 396 5,754
66,484
Communications Equipment — 2.5%
Arista Networks, Inc.
(a)
............... 2,112 255,256
Ciena Corp.
(a)
..................... 1,056 50,582
Cisco Systems, Inc. ................. 35,182 1,598,318
CommScope Holding Co., Inc.
(a)
......... 704 9,321
F5, Inc.
(a)
........................ 572 81,745
Juniper Networks, Inc. ............... 3,124 95,595
Lumentum Holdings, Inc.
(a)
............ 264 19,655
Motorola Solutions, Inc. .............. 704 175,796
2,286,268
Consumer Finance — 0.0%
Discover Financial Services ............ 352 36,770
Diversified Consumer Services — 0.0%
(a)
2U, Inc. ......................... 308 1,907
Chegg, Inc. ....................... 1,185 25,560
27,467
Electrical Equipment — 0.1%
Rockwell Automation, Inc. ............. 176 44,933
Sunrun, Inc.
(a)
..................... 914 20,574
65,507
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp. ....................... 968 $ 167,280
Cognex Corp. ..................... 880 40,682
Coherent Corp.
(a)(b)
.................. 79 2,655
Flex Ltd.
(a)
........................ 2,551 49,949
Keysight Technologies, Inc.
(a)
........... 924 160,915
National Instruments Corp. ............ 836 31,919
TD SYNNEX Corp. .................. 176 16,106
Trimble, Inc.
(a)
..................... 1,144 68,823
Zebra Technologies Corp., Class A
(a)
...... 352 99,693
638,022
Entertainment — 1.1%
Activision Blizzard, Inc. ............... 4,297 312,822
Electronic Arts, Inc. ................. 1,628 205,063
Netflix, Inc.
(a)(b)
..................... 1,086 316,982
Roku, Inc., Class A
(a)
................ 589 32,713
Take-Two Interactive Software, Inc.
(a)
...... 724 85,779
953,359
Equity Real Estate Investment Trusts (REITs) — 0.4%
Digital Realty Trust, Inc. .............. 833 83,508
Equinix, Inc. ...................... 343 194,289
Iron Mountain, Inc. .................. 1,188 59,483
337,280
Health Care Equipment & Supplies — 0.1%
Align Technology, Inc.
(a)
............... 274 53,238
Health Care Technology — 0.2%
(a)
Teladoc Health, Inc.
(b)
................ 721 21,371
Veeva Systems, Inc., Class A ........... 1,177 197,665
219,036
Hotels, Restaurants & Leisure — 0.7%
(a)
Airbnb, Inc., Class A ................. 1,959 209,437
Booking Holdings, Inc. ............... 180 336,506
Expedia Group, Inc. ................. 572 53,465
599,408
Household Durables — 0.0%
Garmin Ltd. ....................... 397 34,952
Household Products — 0.2%
Procter & Gamble Co. (The) ........... 1,299 174,936
Insurance — 0.5%
Aon plc, Class A ................... 573 161,294
Marsh & McLennan Cos., Inc. .......... 1,188 191,850
Willis Towers Watson plc .............. 400 87,284
440,428
Interactive Media & Services — 11.7%
(a)
Alphabet, Inc., Class A ............... 44,900 4,243,499
Alphabet, Inc., Class C, NVS ........... 43,765 4,142,795
IAC, Inc. ......................... 473 23,026
Match Group, Inc. .................. 1,353 58,450
Meta Platforms, Inc., Class A ........... 19,587 1,824,725
Pinterest, Inc., Class A ............... 2,439 59,999
Snap, Inc., Class A, NVS .............. 7,618 75,494
Ziff Davis, Inc. ..................... 308 23,836
ZoomInfo Technologies, Inc. ........... 2,594 115,511
10,567,335
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.
(a)
................. 44,344 4,542,599
DoorDash, Inc., Class A
(a)
............. 1,949 84,840
eBay, Inc. ........................ 4,682 186,531
Etsy, Inc.
(a)
....................... 767 72,029

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Evolved U.S. Technology ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc.
(a)
................. 249 $ 224,504
5,110,503
IT Services — 13.7%
Accenture plc, Class A ............... 4,701 1,334,614
Akamai Technologies, Inc.
(a)
............ 1,320 116,596
Automatic Data Processing, Inc. ......... 3,282 793,259
Block, Inc., Class A
(a)
................ 3,156 189,581
Broadridge Financial Solutions, Inc. ...... 616 92,437
Cloudflare, Inc., Class A
(a)
............. 1,671 94,111
Cognizant Technology Solutions Corp., Class A 4,227 263,131
Concentrix Corp. ................... 280 34,224
DXC Technology Co.
(a)
............... 2,464 70,840
EPAM Systems, Inc.
(a)
................ 352 123,200
Fidelity National Information Services, Inc. .. 3,214 266,730
Fiserv, Inc.
(a)
...................... 3,816 392,056
FleetCor Technologies, Inc.
(a)
........... 440 81,893
Gartner, Inc.
(a)
..................... 704 212,552
Genpact Ltd. ...................... 1,012 49,082
Global Payments, Inc. ............... 1,449 165,563
GoDaddy, Inc., Class A
(a)
.............. 1,012 81,365
International Business Machines Corp. .... 9,134 1,263,141
Jack Henry & Associates, Inc. .......... 528 105,104
Kyndryl Holdings, Inc.
(a)
............... 1,826 17,657
Mastercard, Inc., Class A .............. 6,088 1,997,960
MongoDB, Inc., Class A
(a)
............. 438 80,167
Okta, Inc., Class A
(a)
................. 1,713 96,133
Paychex, Inc. ..................... 2,022 239,223
PayPal Holdings, Inc.
(a)
............... 8,305 694,132
Sabre Corp.
(a)(b)
.................... 1,364 7,925
Snowflake, Inc., Class A
(a)
............. 3,333 534,280
SS&C Technologies Holdings, Inc. ....... 1,144 58,824
Twilio, Inc., Class A
(a)(b)
............... 1,963 145,988
VeriSign, Inc.
(a)
.................... 788 157,962
Visa, Inc., Class A .................. 12,772 2,645,847
Western Union Co. (The) ............. 1,716 23,183
12,428,760
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A
(a)
....... 1,177 9,887
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A
(a)
.......... 342 9,296
Agilent Technologies, Inc. ............. 702 97,122
Avantor, Inc.
(a)
..................... 2,708 54,620
Charles River Laboratories International, Inc.
(a)
256 54,336
Illumina, Inc.
(a)
..................... 481 110,062
IQVIA Holdings, Inc.
(a)
................ 484 101,480
Mettler-Toledo International, Inc.
(a)
....... 43 54,392
481,308
Media — 0.4%
Interpublic Group of Cos., Inc. (The) ...... 2,591 77,186
Omnicom Group, Inc. ................ 1,276 92,829
Trade Desk, Inc. (The), Class A
(a)
........ 3,555 189,268
359,283
Pharmaceuticals — 0.1%
Zoetis, Inc., Class A ................. 351 52,924
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp. ....... 576 62,697
CACI International, Inc., Class A
(a)
....... 132 40,132
Clarivate plc
(a)
..................... 2,884 29,792
CoStar Group, Inc.
(a)
................. 2,665 220,449
Equifax, Inc. ...................... 616 104,436
Korn Ferry ....................... 352 19,568
Security
Shares
Shares Value
Professional Services (continued)
Robert Half International, Inc. ........... 484 $ 37,007
TransUnion ....................... 1,056 62,589
Upwork, Inc.
(a)
..................... 2,366 31,823
Verisk Analytics, Inc. ................. 660 120,668
729,161
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc., Class A ............ 919 65,194
Jones Lang LaSalle, Inc. .............. 176 28,000
Zillow Group, Inc., Class C, NVS ........ 616 19,009
112,203
Road & Rail — 0.3%
(a)
Lyft, Inc., Class A ................... 1,676 24,537
Uber Technologies, Inc. ............... 9,676 257,091
281,628
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.
(a)
......... 13,046 783,543
Analog Devices, Inc. ................. 2,764 394,202
Applied Materials, Inc. ............... 3,793 334,884
Broadcom, Inc. .................... 2,838 1,334,200
Enphase Energy, Inc.
(a)
............... 622 190,954
Intel Corp. ....................... 20,834 592,311
KLA Corp. ........................ 748 236,705
Lam Research Corp. ................ 624 252,583
Lattice Semiconductor Corp.
(a)(b)
......... 1,074 52,100
Marvell Technology, Inc. .............. 6,380 253,158
Microchip Technology, Inc. ............. 2,816 173,860
Micron Technology, Inc. ............... 6,740 364,634
Monolithic Power Systems, Inc. ......... 264 89,615
NVIDIA Corp. ..................... 22,374 3,019,819
NXP Semiconductors NV ............. 1,667 243,515
ON Semiconductor Corp.
(a)
............ 2,375 145,896
Qorvo, Inc.
(a)
...................... 663 57,071
QUALCOMM, Inc. .................. 6,758 795,146
Silicon Laboratories, Inc.
(a)
............. 308 35,395
Skyworks Solutions, Inc. .............. 973 83,688
SolarEdge Technologies, Inc.
(a)
.......... 235 54,057
Synaptics, Inc.
(a)
................... 550 48,730
Teradyne, Inc. ..................... 1,007 81,919
Texas Instruments, Inc. ............... 4,316 693,279
Wolfspeed, Inc.
(a)
................... 748 58,905
10,370,169
Software — 28.6%
ACI Worldwide, Inc.
(a)
................ 880 21,410
Adobe, Inc.
(a)
...................... 4,362 1,389,297
Alteryx, Inc., Class A
(a)
............... 661 32,211
ANSYS, Inc.
(a)
..................... 616 136,235
Appian Corp., Class A
(a)
.............. 520 25,386
Aspen Technology, Inc.
(a)
.............. 185 44,668
Autodesk, Inc.
(a)
.................... 1,845 395,383
Bentley Systems, Inc., Class B .......... 1,320 46,570
Bill.com Holdings, Inc.
(a)
.............. 899 119,891
Black Knight, Inc.
(a)
.................. 616 37,250
Blackbaud, Inc.
(a)
................... 396 21,661
Blackline, Inc.
(a)
.................... 704 39,424
Box, Inc., Class A
(a)
................. 1,188 34,511
Cadence Design Systems, Inc.
(a)
........ 2,156 326,397
Ceridian HCM Holding, Inc.
(a)
........... 1,231 81,480
CommVault Systems, Inc.
(a)
............ 396 24,112
Consensus Cloud Solutions, Inc.
(a)
....... 105 5,895
Coupa Software, Inc.
(a)
............... 704 37,474
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 1,801 290,321
Datadog, Inc., Class A
(a)
.............. 2,961 238,390

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Evolved U.S. Technology ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
DocuSign, Inc.
(a)
................... 1,718 $ 82,979
Dropbox, Inc., Class A
(a)
.............. 2,637 57,355
Dynatrace, Inc.
(a)
................... 1,988 70,057
Elastic NV
(a)
...................... 572 36,579
Everbridge, Inc.
(a)
................... 397 12,438
Fair Isaac Corp.
(a)
................... 220 105,345
Five9, Inc.
(a)
...................... 656 39,531
Fortinet, Inc.
(a)
..................... 7,040 402,406
Guidewire Software, Inc.
(a)(b)
............ 572 33,983
HubSpot, Inc.
(a)
.................... 443 131,376
Intuit, Inc. ........................ 2,091 893,902
LiveRamp Holdings, Inc.
(a)
............. 47 863
Manhattan Associates, Inc.
(a)
........... 572 69,595
Microsoft Corp. .................... 58,410 13,558,713
MicroStrategy, Inc., Class A
(a)(b)
.......... 133 35,579
NCR Corp.
(a)
...................... 704 14,967
New Relic, Inc.
(a)
................... 396 23,459
NortonLifeLock, Inc. ................. 4,354 98,096
Nutanix, Inc., Class A
(a)
............... 1,978 54,197
Oracle Corp. ...................... 18,282 1,427,276
Palantir Technologies, Inc., Class A
(a)
..... 18,301 160,866
Palo Alto Networks, Inc.
(a)
............. 2,640 452,998
Paycom Software, Inc.
(a)
.............. 396 137,016
Paylocity Holding Corp.
(a)
............. 435 100,829
Pegasystems, Inc. .................. 352 13,098
PTC, Inc.
(a)
....................... 1,056 124,428
Q2 Holdings, Inc.
(a)
.................. 438 13,596
Qualys, Inc.
(a)
..................... 352 50,181
Rapid7, Inc.
(a)
..................... 576 26,075
RingCentral, Inc., Class A
(a)
............ 612 21,738
Roper Technologies, Inc. .............. 131 54,305
Salesforce, Inc.
(a)
................... 9,554 1,553,385
ServiceNow, Inc.
(a)(b)
................. 1,940 816,236
Smartsheet, Inc., Class A
(a)
............ 1,324 46,234
Splunk, Inc.
(a)
..................... 1,633 135,719
SPS Commerce, Inc.
(a)
............... 693 87,678
Synopsys, Inc.
(a)
................... 1,232 360,422
Teradata Corp.
(a)
................... 2,068 65,328
Tyler Technologies, Inc.
(a)
............. 264 85,359
UiPath, Inc., Class A
(a)
............... 2,662 33,674
Unity Software, Inc.
(a)(b)
............... 2,133 62,923
Varonis Systems, Inc.
(a)
............... 1,223 32,740
Verint Systems, Inc.
(a)
................ 528 18,707
VMware, Inc., Class A ................ 1,961 220,671
Workday, Inc., Class A
(a)
.............. 2,068 322,236
Workiva, Inc., Class A
(a)
............... 743 57,813
Zendesk, Inc.
(a)
.................... 748 57,364
Zoom Video Communications, Inc., Class A
(a)
2,134 178,061
Zscaler, Inc.
(a)
..................... 837 128,982
25,915,324
Specialty Retail — 0.2%
Best Buy Co., Inc. .................. 616 42,141
Carvana Co., Class A
(a)(b)
.............. 297 4,018
Home Depot, Inc. (The) .............. 325 96,242
142,401
Technology Hardware, Storage & Peripherals — 15.0%
Apple, Inc. ....................... 83,562 12,813,397
Dell Technologies, Inc., Class C ......... 1,760 67,584
Hewlett Packard Enterprise Co. ......... 11,090 158,254
HP, Inc. ......................... 7,254 200,356
NetApp, Inc. ...................... 2,378 164,724
Pure Storage, Inc., Class A
(a)(b)
.......... 968 29,873
Seagate Technology Holdings plc ........ 1,584 78,661
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
............... 2,112 $ 72,589
13,585,438
Total Long-Term Investments — 98.0%
(Cost: $101,421,365) ............................. 88,724,672
Short-Term Securities
Money Market Funds — 2.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 1,008,787 1,008,585
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 1,528,820 1,528,820
Total Short-Term Securities — 2.8%
(Cost: $2,537,469) .............................. 2,537,405
Total Investments — 100.8%
(Cost: $103,958,834 ) ............................. 91,262,077
Liabilities in Excess of Other Assets — (0.8)% ............ (727,089)
Net Assets — 100.0% ..............................
$ 90,534,988
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Evolved U.S. Technology ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,184,151 $ — $ (175,485)
(a)
$ 52 $ (133) $ 1,008,585 1,008,787 $ 1,270
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,310,000 218,820
(a)
— — — 1,528,820 1,528,820 9,203 —
$ 52 $ (133) $ 2,537,405 $ 10,473 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Evolved U.S. Technology ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 88,724,672 $ — $ — $ 88,724,672
Short-Term Securities
Money Market Funds ...................................... 2,537,405 — — 2,537,405
$ 91,262,077 $ — $ — $ 91,262,077
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
S&P Standard & Poor's